Financial Risks - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management [line items]
Allowance for credit losses of financial assets	€ 17	€ 18	€ 18	€ 10
Amount of undiscounted expected credit losses at initial recognition	1	4
Amount held in general account investment readily redeemable and saleable	13,976	16,291
Undrawn committed borrowing facilities	€ 1,351	1,544
Percentage of equity market exposure	25.00%
Bottom of range [member]
Disclosure of financial risk management [line items]
Percentage of increase or decrease in equity prices	10.00%
Top of range [member]
Disclosure of financial risk management [line items]
Percentage of increase or decrease in equity prices	25.00%
Debt securities [member]
Disclosure of financial risk management [line items]
Allowance for credit losses of financial assets	€ 347	341
Mortgage loans [member]
Disclosure of financial risk management [line items]
Allowance for credit losses of financial assets	347	341	238
Increase (decrease) in allowance for credit losses of financial assets		118
Mortgage loans [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Increase (decrease) in allowance for credit losses of financial assets	85
Mortgage loans [member] | Top of range [member]
Disclosure of financial risk management [line items]
Increase (decrease) in allowance for credit losses of financial assets	33
Gross carrying amount [member]
Disclosure of financial risk management [line items]
Modification of financial assets	0	0
Financial instruments purchased or originated credit-impaired [member]
Disclosure of financial risk management [line items]
Purchased or originated credit impaired financial assets recognized	0	0
Financial instruments purchased or originated credit-impaired [member] | Mortgage loans [member]
Disclosure of financial risk management [line items]
Allowance for credit losses of financial assets	1	4	€ 2
Credit risk [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk	€ 286,739	294,597
Expected credit loss rate	80.00%
Credit risk [member] | Later than three months and not later than six months [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	60.00%
Credit risk [member] | Not later than three months [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	20.00%
Credit risk [member] | Unconsolidated Investment Funds [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk	€ 190,671	192,775
Financial assets at fair value through profit or loss [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk	€ 2,048	€ 2,337